Operating Segment and Revenue Information - Schedule of Transaction Price Allocated to the Remaining Performance Obligations (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	¥ 8,628	¥ 50,913
Within one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	6,394	43,721
Between one and five years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	458	5,288
More than five years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	¥ 1,775	¥ 1,904